Supplemental Guarantor Condensed Consolidating Financial Statements - Summary of Adjustments - Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries	$ 0	$ 0		$ 0
Total assets	34,497	34,200		35,178
Total liabilities	32,209	31,600		33,534
First Data Corporation stockholder’s (deficit) equity	(827)	(570)		(1,608)
Total equity	2,210	2,530	$ 1,295	1,575	$ 2,591	$ 3,408
Total liabilities and equity	34,497	34,200		35,178
Reportable legal entities | FDC Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries	24,553	24,474		24,393
Total assets	38,134	35,920		34,657
Total liabilities	38,961	36,490		36,265
First Data Corporation stockholder’s (deficit) equity	(827)	(570)		(1,608)
Total equity	(827)	(570)		(1,608)
Total liabilities and equity	38,134	35,920		34,657
Reportable legal entities | Guarantor Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries	5,322	5,331		5,714
Total assets	38,404	37,862		35,525
Total liabilities	17,657	17,402		15,484
First Data Corporation stockholder’s (deficit) equity	20,747	20,460		20,041
Total equity	20,747	20,460		20,041
Total liabilities and equity	38,404	37,862		35,525
Reportable legal entities | Non-Guarantor Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries	0	0		0
Total assets	21,449	20,644		21,159
Total liabilities	9,206	8,129		7,841
First Data Corporation stockholder’s (deficit) equity	6,068	6,241		6,873
Total equity	12,165	12,445		13,249
Total liabilities and equity	21,449	20,644		21,159
Consolidation Adjustments
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries	(29,875)	(29,805)		(30,107)
Total assets	(63,490)	(60,226)		(56,163)
Total liabilities	(33,615)	(30,421)		(26,056)
First Data Corporation stockholder’s (deficit) equity	(26,815)	(26,701)		(26,914)
Total equity	(29,875)	(29,805)		(30,107)
Total liabilities and equity	$ (63,490)	(60,226)		(56,163)
As previously reported
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets		34,269		35,240
Total liabilities		31,551		33,478
First Data Corporation stockholder’s (deficit) equity		(452)		(1,490)
Total equity		2,648		1,693
Total liabilities and equity		$ 34,269		35,240
As previously reported | Reportable legal entities | FDC Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries				24,393
Total assets				34,719
Total liabilities				36,209
First Data Corporation stockholder’s (deficit) equity				(1,490)
Total equity				(1,490)
Total liabilities and equity				34,719
As previously reported | Reportable legal entities | Guarantor Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries				5,314
Total assets				36,078
Total liabilities				14,980
First Data Corporation stockholder’s (deficit) equity				21,097
Total equity				21,097
Total liabilities and equity				36,078
As previously reported | Reportable legal entities | Non-Guarantor Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries				0
Total assets				18,712
Total liabilities				6,850
First Data Corporation stockholder’s (deficit) equity				5,417
Total equity				11,793
Total liabilities and equity				18,712
As previously reported | Consolidation Adjustments
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries				(29,707)
Total assets				(54,269)
Total liabilities				(24,561)
First Data Corporation stockholder’s (deficit) equity				(26,514)
Total equity				(29,707)
Total liabilities and equity				$ (54,269)